SHUMAKER, LOOP & KENDRICK, LLP
Attorneys at Law
Bank of America Plaza
101 E. Kennedy Blvd
Suite 2800
Tampa, Florida 33602
Paul R. Lynch
813.227.2251
plynch@slk-law.com
December 31, 2009
Via EDGAR
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Katherine Wray
 Kevin Dougherty
 Mail Stop 4561

Re:	Sykes Enterprises, Incorporated Registration Statement on Form S-4 (Amendment No. 1) File Number 333-162729 Filed December 18, 2009
Ladies and Gentlemen:
     On behalf of our client, Sykes Enterprises, Incorporated (“Sykes”), we are submitting this letter in response to the written comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), dated December 30, 2009 (the “Comment Letter”), with respect to Sykes’ Amendment No. 1 to the Registration Statement on Form S-4 filed with the Commission on December 18, 2009 (SEC File No. 333-162729) (the “Form S-4”) in connection with its proposed merger with ICT Group, Inc. (“ICT”). In connection with this letter responding to the Staff’s comments, we are filing Amendment No. 2 to the Form S-4, and we have sent to Ms. Katherine Wray via FedEx two courtesy copies of such Amendment No. 2 marked to show changes from Amendment No. 1 to the Form S-4 as filed on December 18, 2009.
     Set forth below are the headings and text of the comments raised in the Comment Letter, followed by Sykes’ and, where appropriate, ICT’s responses thereto.
Item 22. Undertakings, page II-2.
1.	We note that in response to prior comment 9, you have added the undertakings from both subparagraphs (i) and (ii) of Item 512(a)(5) of Regulation S-K. Please revise to include only that undertaking applicable to this transaction, or tell us why you believe you may rely on both Rules 430B and 430C.

We have deleted the undertaking in subparagraph (i) of Item 512(a)(5).
Signatures.
2.	Your registration statement does not appear to be signed by your principal financial officer nor your controller or principal accounting officer in his individual capacity. In this regard, we note that W. Michael Kipphut has signed in these capacities, but only on behalf of the registrant. Please revise, or advise. See Instructions 1 and 2 to the Signatures section of Form S-4.

We have added Mr. Kipphut’s individual signature.
     Please feel free to contact me at (813) 227-2251 with any questions or comments you may have.

Sincerely,
/s/ Paul R. Lynch

Paul R. Lynch

cc:	James T. Holder, Esq. Sykes Enterprises, Incorporated Richard B. Aldridge, Esq. Justin W. Chairman, Esq. Morgan Lewis & Bockius, LLP